Shareholder's Equity (Tables)	12 Months Ended
Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share-Based Compensation Expense

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Restricted stock and performance share awards	$142	$162	$140
Restricted stock rights	184	157	111
Stock options	29	52	84

Share-based compensation expense	$355	$371	$335

Summary Of Stock Options Award Activity

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options (1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2011	13,617	$52.33	16,838	$47.71	33,386	$49.35
Granted	5,022	55.03	5,826	47.13	2,042	42.90
Vested/exercised	(3,177)	51.26	(3,733)	47.26	(13,793)	50.22
Forfeited or expired	(2,142)	52.55	(1,310)	47.92	(1,483)	48.01

Outstanding at January 31, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21

Exercisable at January 31, 2012					13,596	$50.49

(1)	Includes stock option awards granted under the Stock Incentive Plan of 2010, the Colleague Share Ownership Plan 1999 and the ASDA Sharesave Plan 2000.

Schedule Of Additional Information Related To Stock Option Awards

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of stock options vested	$50	$54	$79
Proceeds from stock options exercised	420	205	111
Intrinsic value of stock options exercised	91	51	39

Weighted-Average Assumptions To Estimate Fair Values

	Fiscal Years Ended January 31,
	2012	2011	2010
Dividend yield (1)	2.9%	2.3%	2.1%
Volatility (2)	17.6%	17.1%	18.7%
Risk-free interest rate (3)	1.3%	1.8%	1.4%
Expected life in years (4)	3.0	3.1	3.1
Weighted-average fair value of options granted	$9.61	$12.53	$10.41

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.
(2)	Expected volatility is based on historical volatility of the Company's stock.
(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Schedule Of Company's Share Repurchases

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share		Total Investment (in billions)
Fiscal year ended January 31, 2012	115.3	$	54.64	$6.3
Fiscal year ended January 31, 2011	279.1		53.03	14.8
Fiscal year ended January 31, 2010	145.5		50.17	7.3

Restricted Stock And Performance Share Awards And Restricted Stock Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Additional Information Related To Stock Option Awards

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of restricted stock and performance share awards vested	$134	$142	$110
Fair value of restricted stock rights vested	178	50	49